Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Strategy Shares
Entity Central Index Key	0001506213
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000215105
Shareholder Report [Line Items]
Fund Name	Day Hagan Smart Sector ETF
Trading Symbol	SSUS
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Day Hagan Smart Sector ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dhfunds.com/literature. You can also request this information by contacting us at 1-800-594-7930.
Additional Information Phone Number	1-800-594-7930
Additional Information Website	https://www.dhfunds.com/literature
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Day Hagan Smart Sector ETF	$38	0.68%

*  Annualized for periods less than one year

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.68%
AssetsNet	$ 572,833,836
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$572,833,836
Number of Portfolio Holdings	16
Portfolio Turnover Rate	58%

Holdings [Text Block]

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Net Assets
Utilities Select Sector SPDR Fund ETF	1.5%
Industrial Select Sector SPDR Fund ETF	2.3%
Invesco S&P 500 Equal Weight ETF	3.4%
Consumer Staples Select Sector SPDR Fund ETF	4.8%
Communication Services Select Sector SPDR Fund ETF	6.5%
Vanguard Health Care ETF	7.0%
Consumer Discretionary Select Sector SPDR Fund ETF	8.7%
Financial Select Sector SPDR Fund ETF	8.9%
iShares Core S&P 500 ETF	25.1%
Vanguard Information Technology ETF	26.5%

Asset Allocation

(% of Net Assets)

Value	Value
Common Stocks	1.2%
Exchange-Traded Funds	96.5%
Other Assets less Liabilities	2.3%

Material Fund Change Strategies [Text Block]

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

This is a summary of certain changes to the Fund since April 31, 2025. Effective October 1, 2025, Ashton Thomas Private Wealth, LLC d.b.a Day Hagan Asset Management became the Fund's investment adviser.

C000230670
Shareholder Report [Line Items]
Fund Name	Day Hagan Smart Sector Fixed Income ETF
Trading Symbol	SSFI
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Day Hagan Smart Sector Fixed Income ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dhfunds.com/literature. You can also request this information by contacting us at 1-800-594-7930.
Additional Information Phone Number	1-800-594-7930
Additional Information Website	https://www.dhfunds.com/literature
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Day Hagan Smart Sector Fixed Income ETF	$35	0.68%

*  Annualized for periods less than one year

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 35,567,824
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$35,567,824
Number of Portfolio Holdings	8
Portfolio Turnover Rate	20%

Holdings [Text Block]

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Net Assets
Vanguard Emerging Markets Government Bond ETF	1.0%
State Street SPDR Portfolio High Yield Bond ETF	2.9%
Vanguard Total International Bond ETF	5.1%
State Street SPDR Portfolio Long Term Treasury ETF	10.1%
State Street SPDR Portfolio Corporate Bond ETF	16.3%
State Street SPDR Portfolio Short Term Treasury ETF	18.7%
State Street SPDR Portfolio Intermediate Term Treasury ETF	19.8%
State Street SPDR Portfolio Mortgage Backed Bond ETF	25.3%

Asset Allocation

(% of Net Assets)

Value	Value
Exchange-Traded Funds	99.2%
Other Assets less Liabilities	0.8%

Material Fund Change Strategies [Text Block]

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

This is a summary of certain changes to the Fund since April 31, 2025. Effective October 1, 2025, Ashton Thomas Private Wealth, LLC d.b.a Day Hagan Asset Management became the Fund's investment adviser.

C000236642
Shareholder Report [Line Items]
Fund Name	Day Hagan Smart Sector International ETF
Trading Symbol	SSXU
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Day Hagan Smart Sector International ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dhfunds.com/literature. You can also request this information by contacting us at 1-800-594-7930.
Additional Information Phone Number	1-800-594-7930
Additional Information Website	https://www.dhfunds.com/literature
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Day Hagan Smart Sector International ETF	$37	0.68%

*  Annualized for periods less than one year

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.68%
AssetsNet	$ 37,169,109
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	158.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$37,169,109
Number of Portfolio Holdings	14
Portfolio Turnover Rate	158%

Holdings [Text Block]

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Net Assets
iShares MSCI Philippines ETF	5.9%
iShares MSCI Germany ETF	5.9%
iShares MSCI Thailand ETF	6.1%
iShares MSCI Poland ETF	6.1%
iShares MSCI India ETF	6.2%
iShares MSCI Chile ETF	6.5%
iShares MSCI Canada ETF	7.5%
Franklin FTSE United Kingdom ETF	7.6%
iShares MSCI China ETF	13.5%
Franklin FTSE Japan ETF	19.2%

Asset Allocation

(% of Net Assets)

Value	Value
Exchange-Traded Funds	99.1%
Other Assets less Liabilities	0.9%

Material Fund Change Strategies [Text Block]

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

This is a summary of certain changes to the Fund since April 31, 2025. Effective October 1, 2025, Ashton Thomas Private Wealth, LLC d.b.a Day Hagan Asset Management became the Fund's investment adviser.

C000255777
Shareholder Report [Line Items]
Fund Name	Day Hagan Smart Buffer ETF
Trading Symbol	DHSB
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Day Hagan Smart Buffer ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dhfunds.com/literature. You can also request this information by contacting us at 1-800-594-7930.
Additional Information Phone Number	1-800-594-7930
Additional Information Website	https://www.dhfunds.com/literature
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Day Hagan Smart Buffer ETF	$42	0.81%

*  Annualized for periods less than one year

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
AssetsNet	$ 39,532,970
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$39,532,970
Number of Portfolio Holdings	1
Portfolio Turnover Rate	16%

Holdings [Text Block]

Top 10 Holdings* ^

(% of Net Assets)

Security	Percent of Net Assets
SPDR S&P 500 ETF Trust	102.6%

Asset Allocation

(% of Net Assets)

Value	Value
Exchange-Traded Fund	102.6%
Written Call Options	(5.4)%
Purchased Put Option	5.5%
Liabilities less Other Assets	(2.7)%

Material Fund Change Strategies [Text Block]

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

^ Percentages exclude derivative securities.

This is a summary of certain changes to the Fund since April 31, 2025. Effective October 1, 2025, Ashton Thomas Private Wealth, LLC d.b.a Day Hagan Asset Management became the Fund's investment adviser.

C000252108
Shareholder Report [Line Items]
Fund Name	Eventide High Dividend ETF
Trading Symbol	ELCV
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Eventide High Dividend ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://EventideETFs.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://EventideETFs.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eventide High Dividend ETF	$26	0.49%

*  Annualized for periods less than one year

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
AssetsNet	$ 150,046,722
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$150,046,722
Number of Portfolio Holdings	49
Portfolio Turnover Rate	40%

Holdings [Text Block]
Value	Value
Sector Allocation header row for footnote (Will not show in TSR output)Footnote Reference*
Utilities	20.3%
Energy	19.9%
Financials	15.7%
Information Technology	12.5%
Industrials	8.1%
Consumer Discretionary	7.1%
Real Estate	6.6%
Health Care	6.2%
Materials	3.0%
Other Assets/Liabilities	0.6%

Largest Holdings [Text Block]

Top 10 Holdings*

C000264122
Shareholder Report [Line Items]
Fund Name	Eventide Large Cap Growth ETF
Trading Symbol	ESLG
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Eventide Large Cap Growth ETF (the "Fund") for the period of September 29, 2025 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://EventideETFs.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://EventideETFs.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference+	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eventide Large Cap Growth ETF	$3	0.38%

+ The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

*  Annualized for periods less than one year.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.38%
AssetsNet	$ 1,031,765
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,031,765
Number of Portfolio Holdings	88
Portfolio Turnover Rate	1%

Holdings [Text Block]
Value	Value
Sector Allocation header row for footnote (Will not show in TSR output)Footnote Reference*
Information Technology	46.6%
Industrials	16.4%
Financials	12.6%
Consumer Discretionary	7.9%
Health Care	7.8%
Materials	3.1%
Other	3.1%
Other Assets/Liabilities	2.5%

Largest Holdings [Text Block]

Top 10 Holdings*

C000264123
Shareholder Report [Line Items]
Fund Name	Eventide Large Cap Value ETF
Trading Symbol	ESLV
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Eventide Large Cap Value ETF (the "Fund") for the period of September 29, 2025 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://EventideETFs.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://EventideETFs.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference+	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eventide Large Cap Value ETF	$3	0.38%

+ The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

*  Annualized for periods less than one year.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.38%
AssetsNet	$ 733,347
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$733,347
Number of Portfolio Holdings	95
Portfolio Turnover Rate	0%

Holdings [Text Block]
Value	Value
Sector Allocation header row for footnote (Will not show in TSR output)Footnote Reference*
Financials	21.7%
Health Care	14.0%
Energy	12.8%
Utilities	9.9%
Industrials	9.8%
Consumer Discretionary	9.6%
Information Technology	8.4%
Materials	7.0%
Real Estate	3.5%
Other	1.8%
Other Assets/Liabilities	1.5%

Largest Holdings [Text Block]

Top 10 Holdings*

C000264124
Shareholder Report [Line Items]
Fund Name	Eventide Small Cap ETF
Trading Symbol	ESSC
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Eventide Small Cap ETF (the "Fund") for the period of September 29, 2025 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://EventideETFs.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://EventideETFs.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference+	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eventide Small Cap ETF	$4	0.48%

+ The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

*  Annualized for periods less than one year.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.48%
AssetsNet	$ 1,011,194
Holdings Count | Holding	342
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,011,194
Number of Portfolio Holdings	342
Portfolio Turnover Rate	0%

Holdings [Text Block]
Value	Value
Sector Allocation header row for footnote (Will not show in TSR output)Footnote Reference*
Health Care	20.3%
Financials	19.5%
Industrials	17.3%
Information Technology	16.5%
Consumer Discretionary	10.1%
Utilities	4.1%
Materials	3.5%
Real Estate	3.2%
Energy	2.7%
Other	1.8%
Other Assets/Liabilities	1.0%

Largest Holdings [Text Block]

Top 10 Holdings*

C000255876
Shareholder Report [Line Items]
Fund Name	Eventide US Market ETF
Trading Symbol	ESUM
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Eventide US Market ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://EventideETFs.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://EventideETFs.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eventide US Market ETF	$21	0.39%

*  Annualized for periods less than one year

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%
AssetsNet	$ 128,339,290
Holdings Count | Holding	149
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$128,339,290
Number of Portfolio Holdings	149
Portfolio Turnover Rate	26%

Holdings [Text Block]
Value	Value
Sector Allocation header row for footnote (Will not show in TSR output)Footnote Reference*
Information Technology	36.6%
Industrials	16.3%
Financials	12.6%
Health Care	9.3%
Consumer Discretionary	8.7%
Utilities	5.3%
Materials	3.7%
Energy	2.5%
Real Estate	2.0%
Other	1.8%
Other Assets/Liabilities	1.2%

Largest Holdings [Text Block]

Top 10 Holdings*

C000223943
Shareholder Report [Line Items]
Fund Name	Strategy Shares Gold Enhanced Yield ETF
Trading Symbol	GOLY
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Strategy Shares Gold Enhanced Yield ETF (the "Fund") (formerly "Strategy Shares Gold-Hedged Bond ETF") for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://strategysharesetfs.com/goly/. You can also request this information by contacting 1-855-477-3837.
Additional Information Phone Number	1-855-477-3837
Additional Information Website	https://strategysharesetfs.com/goly/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Strategy Shares Gold Enhanced Yield ETF	$43	0.78%

*  Annualized for periods less than one year

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.78%
AssetsNet	$ 122,152,439
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$122,152,439
Number of Portfolio Holdings	35
Portfolio Turnover Rate	9%

Holdings [Text Block]

Top 10 Holdings* ^

(% of Net Assets)

Security	Percent of Net Assets
Orange SA	3.3%
Boeing Co. (The)	3.4%
Goldman Sachs Group, Inc. (The)	3.4%
JPMorgan Chase & Co.	3.6%
Walt Disney Co. (The)	3.6%
Equinix, Inc.	3.7%
Verizon Communications, Inc.	3.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	3.7%
Wells Fargo & Co.	3.8%
Citigroup, Inc.	3.8%

Asset Allocation*

(% of Net Assets)

Value	Value
Corporate Bonds	89.9%
Yankee Dollars	6.3%
Other Assets less Liabilities	2.6%

Material Fund Change [Text Block]

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

^  Percentages exclude derivative securities.

C000195439
Shareholder Report [Line Items]
Fund Name	Strategy Shares Nasdaq 7HANDL™ Index ETF
Trading Symbol	HNDL
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://strategysharesetfs.com/hndl/. You can also request this information by contacting us at 1-855-477-3837.
Additional Information Phone Number	1-855-477-3837
Additional Information Website	https://strategysharesetfs.com/hndl/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Strategy Shares Nasdaq 7HANDL™ Index ETF	$42	0.79%

*  Annualized for periods less than one year

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
AssetsNet	$ 665,313,517
Holdings Count | Holding	23
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$665,313,517
Number of Portfolio Holdings	23
Portfolio Turnover Rate	11%

Holdings [Text Block]

Top 10 Holdings* ^

(% of Net Assets)

Security	Percent of Net Assets
JPMorgan Equity Premium Income ETF	4.3%
Schwab U.S. REIT ETF	4.8%
WisdomTree U.S. Efficient Core Fund ETF	5.7%
Vanguard Dividend Appreciation ETF	6.1%
Global X MLP & Energy Infrastructure ETF	6.9%
Utilities Select Sector SPDR Fund ETF	6.9%
Invesco NASDAQ 100 ETF	7.6%
Vanguard Total Bond Market ETF	11.3%
iShares Core U.S. Aggregate Bond ETF	11.3%
State Street SPDR Portfolio Aggregate Bond ETF	11.3%

Asset Allocation

(% of Net Assets)

Value	Value
Exchange-Traded Funds	96.1%
U.S. Treasury Obligations	3.0%
Other Assets less Liabilities	0.9%

Material Fund Change [Text Block]

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

^  Percentages exclude derivative securities.

C000215207
Shareholder Report [Line Items]
Fund Name	Strategy Shares Newfound/ReSolve Robust Momentum ETF
Trading Symbol	ROMO
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Strategy Shares Newfound/ReSolve Robust Momentum ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://strategysharesetfs.com/romo/. You can also request this information by contacting us at 1-855-477-3837.
Additional Information Phone Number	1-855-477-3837
Additional Information Website	https://strategysharesetfs.com/romo/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Strategy Shares Newfound/ReSolve Robust Momentum ETF	$40	0.75%

*  Annualized for periods less than one year

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
AssetsNet	$ 29,528,175
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	163.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$29,528,175
Number of Portfolio Holdings	5
Portfolio Turnover Rate	163%

Holdings [Text Block]

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Net Assets
iShares 7-10 Year Treasury Bond ETF	0.4%
iShares Core MSCI Emerging Markets ETF	25.0%
iShares Core MSCI EAFE ETF	34.7%
iShares Core S&P 500 ETF	39.5%

Asset Allocation

(% of Net Assets)

Value	Value
Exchange-Traded Funds	99.6%
Other Assets less Liabilities	0.4%

Material Fund Change [Text Block]	* Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.
C000260368
Shareholder Report [Line Items]
Fund Name	Monopoly ETF
Trading Symbol	MPLY
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://strategysharesetfs.com/mply/. You can also request this information by contacting us at 1-855-477-3837.
Additional Information Phone Number	1-855-477-3837
Additional Information Website	https://strategysharesetfs.com/mply/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference+	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Monopoly ETF	$40	0.78%

+ The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

*  Annualized for periods less than one year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
AssetsNet	$ 11,309,002
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$11,309,002
Number of Portfolio Holdings	99
Portfolio Turnover Rate	5%

Holdings [Text Block]

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Net Assets
Walmart, Inc.	2.1%
Tesla, Inc.	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.1%
Meta Platforms, Inc.	4.1%
Broadcom, Inc.	4.6%
Amazon.com, Inc.	6.2%
Alphabet, Inc.	8.6%
Microsoft Corp.	9.0%
NVIDIA Corp.	10.1%
Apple, Inc.	10.3%

Asset Allocation

(% of Net Assets)

Value	Value
Common Stocks	98.6%
Other Assets less Liabilities	1.4%

Material Fund Change [Text Block]	* Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.